12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2013	2012	2011

Current – Federal	$3,840,502	$3,653,739	$3,077,083
Current – State	6,432	7,700	4,500
Total Current	3,846.934	3,661,439	3,081,583

Deferred – Federal	145,730	252,359	24,348

Total Provision	$3,992,664	$3,913,798	$3,105,931